Discontinued Operations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 30, 2016
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Carrying Amounts of Major Classes of Assets and Liabilities and Results of Discontinued Operation (Tables)

The following table represents the carrying amounts of the major classes of assets and liabilities of the Kingston, New York facility:

	March 31, 2017	December 30, 2016
Assets
Current assets:
Prepaid expenses and other current assets	$106	$99

Total current assets	106	99

Total assets	$106	$99

Liabilities
Current liabilities:
Accounts payable	$99	$152
Accrued liabilities	234	360
Customer deposits	—	—
Other current liabilities	47	52

Total current liabilities	380	564
Deferred tax liabilities	30	30
Other long-term liabilities	—	9

Total liabilities	$410	$603

The following table represents results of our discontinued operation:

	Three Months Ended
	March 31, 2017	March 25, 2016
Net sales	$—	$6,777
Cost of sales	—	7,258

Operating expenses:
Research and development	—	193
Selling, general, and administrative	111	1,050
Amortization of intangible assets	—	—

Total operating expenses	111	1,243

Operating loss	(111)	(1,724)
Interest income, net	—	—
Other expense, net	—	—

Loss from discontinued operations before income taxes	(111)	(1,724)
Income tax expense	1	1

Loss from discontinued operations	$(112)	$(1,725)

The carrying amounts of the major classes of assets and liabilities of the Kingston, New York facility are reflected in the following table as of December 30, 2016 and December 25, 2015:

	December 30, 2016	December 25, 2015
Assets
Current assets:
Accounts receivable, net	$—	$3,750
Inventories	—	12,639
Prepaid expenses and other current assets	99	150

Total current assets	99	16,539

Property and equipment, net	—	283
Intangible assets, net	—	230
Other noncurrent assets	—	8

Total noncurrent assets	—	521

Total assets	$99	$17,060

Liabilities
Current liabilities:
Accounts payable	$152	$5,702
Accrued liabilities	360	590
Customer deposits	—	3,510
Other current liabilities	52	53

Total current liabilities	564	9,855

Deferred tax liabilities	30	25
Other long-term liabilities	9	61

Total noncurrent liabilities	39	86

Total liabilities	$603	$9,941

The results of the discontinued operation for 2016, 2015, and 2014 were as follows:

	Year Ended
	December 30, 2016	December 25, 2015	December 26, 2014
Net sales	$26,576	$80,748	$65,046
Cost of sales	28,077	80,840	61,404

Operating expenses:
Research and development	262	954	577
Selling, general, and administrative	2,315	2,765	2,507
Amortization of intangible assets	—	475	475

Total operating expenses	2,577	4,194	3,559

Operating income (loss)	(4,078)	(4,286)	83
Interest income, net	—	(16)	(3)
Other expense (income), net	(1)	3,136	(46)

Income (loss) from discontinued operations before income taxes	(4,077)	(7,406)	132
Income tax expense (benefit)	40	(225)	(254)

Income (loss) from discontinued operations	$(4,117)	$(7,181)	$386

Summary of Supplemental Information Related to Discontinued Operation

Supplemental information related to the discontinued operation is as follows for the periods presented:

	Year Ended
	December 30, 2016	December 25, 2015	December 26, 2014
Depreciation and amortization	$—	$1,143	$1,147
Capital expenditures	$—	$427	$535
Impairment of property and equipment	$—	$1,335	$—
Impairment of intangible assets	$—	$1,825	$—